Document and Entity Information	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Arconic Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39162
Entity Tax Identification Number	84-2745636
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5872
City Area Code	412
Local Phone Number	992-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001790982
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARNC
Security Exchange Name	NYSE